INVENTORIES, NET	12 Months Ended
Jun. 30, 2019
INVENTORIES, NET
INVENTORIES, NET

NOTE 5 — INVENTORIES, NET

	As of June 30,	As of June 30,
	2019	2018
Film production costs	$	$
In development	8,817	109,739
In production	323,725	—
Total film production costs	332,542	109,739

Television production costs
Released, less accumulated amortization	—	181,770
Total television production costs	—	181,770
Total inventories	$332,542	$291,509

Amortization expense was $176,346,  $Nil and $Nil for the years ended June 30, 2019, 2018 and 2017, respectively.

The Company expects to amortize $323,725 of the film production costs during the fiscal year ending June 30, 2020.